UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2016

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 54.2%
CONSUMER DISCRETIONARY — 6.6%
Comcast
5.85%, 11/15/15	$230,000	$236,564
5.70%, 5/15/18	330,000	372,301
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	350,000	350,861
1.25%, 1/11/16 (A)	310,000	311,344
Ford Motor Credit LLC
1.72%, 12/6/17	745,000	743,983
1.70%, 5/9/16	500,000	502,550
1.50%, 1/17/17	840,000	841,499
Toyota Motor Credit MTN
1.75%, 5/22/17	200,000	202,938
Volkswagen Group of America Finance LLC
1.60%, 11/20/17 (A)	665,000	668,839
		4,230,879
CONSUMER STAPLES — 2.1%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	200,000	200,722
Coca-Cola
1.80%, 9/1/16	370,000	375,847
CVS Caremark
1.20%, 12/5/16	500,000	503,077
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	295,922
		1,375,568
ENERGY — 7.3%
Canadian Natural Resources
1.75%, 1/15/18	800,000	796,568
Chevron Corp.
1.37%, 3/2/18	300,000	301,338
Enterprise Products Partners
6.30%, 9/15/17	850,000	945,478
Exxon Mobil Corp.
1.31%, 3/6/18	250,000	251,470
Kinder Morgan Energy Partners
3.50%, 3/1/16	750,000	765,019
Phillips 66
2.95%, 5/1/17	300,000	310,179
Shell International Finance
0.90%, 11/15/16	145,000	145,533
TransCanada PipeLines
3.40%, 6/1/15	1,145,000	1,147,214
		4,662,799
FINANCIALS — 27.4%
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	95,000	101,046
Bank of America
3.88%, 3/22/17	455,000	475,581
1.13%, 11/14/16	675,000	676,804
0.54%, 10/14/16	450,000	448,444
Bank of Nova Scotia
2.55%, 1/12/17	500,000	513,024
2.15%, 8/3/16 (A)	540,000	549,554
BB&T MTN
2.25%, 2/1/19	470,000	475,573
Berkshire Hathaway
2.10%, 8/14/19	300,000	305,140
Citigroup
2.40%, 2/18/20	150,000	150,081
1.70%, 7/25/16	560,000	564,078
1.55%, 8/14/17	525,000	524,961
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	150,000	151,288
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	156,950
1.40%, 9/8/17	410,000	411,857
ERP Operating
5.13%, 3/15/16 ‡	820,000	850,233
General Electric Capital MTN
1.60%, 11/20/17	750,000	758,938
JPMorgan Chase
6.00%, 10/1/17	350,000	386,824
3.15%, 7/5/16	980,000	1,005,202
JPMorgan Chase & Co. MTN
1.70%, 3/1/18	250,000	250,796
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	314,155
1.70%, 6/29/15 (A)	450,000	450,998
1.50%, 1/10/18 (A)	315,000	316,705
National Australia Bank MTN
2.75%, 3/9/17	410,000	423,283
PNC Bank
1.50%, 2/23/18	100,000	100,549
1.13%, 1/27/17	1,115,000	1,118,216
Royal Bank of Canada MTN
2.15%, 3/15/19	285,000	288,379
2.15%, 3/6/20	150,000	150,870
1.45%, 9/9/16	625,000	630,521
Simon Property Group
2.20%, 2/1/19 ‡	250,000	253,939
1.50%, 2/1/18 ‡ (A)	130,000	130,187
US Bancorp MTN
1.65%, 5/15/17	415,000	420,922
US Bank
1.10%, 1/30/17	1,000,000	1,003,469
Ventas Realty
3.13%, 11/30/15 ‡	370,000	374,737
2.00%, 2/15/18 ‡	495,000	500,150
1.55%, 9/26/16 ‡	275,000	276,654
Wells Fargo MTN
1.25%, 7/20/16	705,000	709,119
0.91%, 4/23/18	1,000,000	1,007,933
Wells Fargo
6.00%, 11/15/17	200,000	222,621
Westpac Banking
2.45%, 11/28/16 (A)	180,000	184,224
		17,634,005
HEALTH CARE — 0.7%
Amgen
1.25%, 5/22/17	460,000	459,554

INDUSTRIALS — 1.3%
General Electric
5.25%, 12/6/17	410,000	451,734
General Electric Capital Corp. MTN
1.25%, 5/15/17	200,000	201,427

1

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Norfolk Southern
5.75%, 1/15/16	$205,000	$212,177
		865,338
INFORMATION TECHNOLOGY — 1.7%
Apple
1.05%, 5/5/17	755,000	759,368
Cisco Systems
2.13%, 3/1/19	300,000	305,336
		1,064,704
TELECOMMUNICATION SERVICES — 5.3%
AT&T Inc.
2.95%, 5/15/16	325,000	331,482
2.45%, 6/30/20	450,000	449,496
1.60%, 2/15/17	250,000	251,233
1.40%, 12/1/17	525,000	524,364
Verizon Communications
2.00%, 11/1/16	1,415,000	1,435,480
0.66%, 6/9/17	400,000	399,565
		3,391,620
UTILITIES — 1.8%
Consolidated Edison of New York
5.30%, 12/1/16	460,000	491,801
Duke Energy Carolinas LLC
1.75%, 12/15/16	429,000	435,593
PacifiCorp
5.50%, 1/15/19	180,000	203,747
		1,131,141
TOTAL CORPORATE OBLIGATIONS		34,815,608

U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	2,686,892	2,744,198

U.S. Treasury Notes
1.00%, 10/31/16 to 6/30/19	4,035,000	4,039,934
0.88%, 1/31/17 to 7/15/17	12,375,000	12,443,285
		16,483,219
TOTAL U.S. TREASURY OBLIGATIONS		19,227,417

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 9.6%
Fannie Mae
10.00%, 2/1/25	4,119	4,436
9.50%, 8/1/22	2,007	2,173
8.50%, 9/1/15	1,765	1,771
8.00%, 6/1/15 to 1/01/16	4,523	4,551
7.50%, 6/1/16 to 3/01/31	43,302	44,643
7.00%, 12/1/15 to 7/01/31	42,168	43,098
6.50%, 1/1/16 to 11/01/37	793,654	877,309
6.00%, 5/1/16 to 5/01/38	860,014	954,069
5.50%, 6/1/18 to 6/01/24	526,176	560,063
5.00%, 3/1/23	11,228	12,176
4.50%, 5/1/18 to 1/01/19	181,574	189,700
4.00%, 5/1/23	116,101	124,015
2.35%, 1/1/16	2,438	2,439
Freddie Mac
9.00%, 6/1/16 to 7/01/30	5,189	5,787
8.00%, 5/1/15 to 2/01/17	3,107	3,190
7.00%, 3/1/16 to 7/01/17	53,388	54,901
6.50%, 4/1/17 to 2/01/19	13,103	13,568
6.00%, 11/1/17 to 8/01/24	160,676	170,710
5.50%, 12/1/17 to 2/01/37	938,515	1,012,514
5.00%, 10/1/23	35,877	37,678
4.50%, 4/1/21 to 1/01/25	38,917	40,762
3.00%, 9/1/21	425,193	445,514
Ginnie Mae
7.00%, 12/15/23 to 12/15/38	397,307	449,009
6.50%, 4/15/16 to 7/15/29	31,786	34,328
6.00%, 12/15/16 to 2/15/32	313,920	329,620
5.50%, 10/15/23	478,766	519,423
4.50%, 11/15/23 to 7/15/24	187,085	198,091
4.00%, 3/15/19	68,180	72,314
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		6,207,852

REGIONAL GOVERNMENT OBLIGATIONS — 3.4%
Province of Ontario Canada
2.00%, 1/30/19	700,000	715,264
Province of Quebec Canada
4.63%, 5/14/18	1,000,000	1,100,385
Province of Alberta Canada
1.00%, 6/21/17 (A)	350,000	351,110

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,166,759

MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	118,290

TOTAL MUNICIPAL OBLIGATIONS		118,290

REPURCHASE AGREEMENT — 3.4%
Counterparty: Bank of Nova Scotia
0.110% dated 4/30/15, due 05/1/15
in the amount of $2,183,007, fully collateralized by numerous U.S. Treasury obligations, coupons 0.820%- 2.375%, maturity 01/15/17-07/31/18, value $2,226,751	2,183,000	2,183,000
TOTAL REPURCHASE AGREEMENT		2,183,000

TOTAL INVESTMENTS
(Cost $64,230,809) † — 100.7%		64,718,926

OTHER ASSETS AND LIABILITIES, NET — (0.7)%		(458,227)

NET ASSETS — 100.0%		$64,260,699

†	At April 30, 2015, the tax basis cost of the Fund's investments was $64,230,809, and the unrealized appreciation and depreciation were $507,109 and $(18,992), respectively.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $3,923,899 or 6.11% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

GO — General Obligation
LLC — Limited Liability Company
MTN — Medium Term Note

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

2

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

3

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 38.9%
CONSUMER DISCRETIONARY — 3.6%
Comcast
5.90%, 3/15/16	$68,000	$71,129
5.70%, 5/15/18	200,000	225,637
3.38%, 2/15/25	44,000	45,300
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	104,000	104,256
Ford Motor Credit LLC
4.38%, 8/6/23	72,000	77,221
2.38%, 1/16/18	360,000	365,481
1.72%, 12/6/17	80,000	79,891
1.50%, 1/17/17	180,000	180,321
Toyota Motor Credit MTN
1.75%, 5/22/17	120,000	121,763
Volkswagen Group of America Finance LLC
1.60%, 11/20/17 (A)	188,000	189,085
		1,460,084
CONSUMER STAPLES — 1.8%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	100,000	98,310
1.25%, 1/17/18	176,000	176,636
CVS Caremark
5.75%, 6/1/17	64,000	70,062
2.75%, 12/1/22	164,000	164,479
Diageo Capital PLC
1.50%, 5/11/17	132,000	133,214
SABMiller Holdings
3.75%, 1/15/22 (A)	80,000	84,328
		727,029
ENERGY — 6.5%
Canadian Natural Resources
5.70%, 5/15/17	120,000	129,732
3.80%, 4/15/24	248,000	251,385
1.75%, 1/15/18	104,000	103,554
Chevron
2.36%, 12/5/22	88,000	87,027
1.37%, 3/2/18	240,000	241,071
ConocoPhillips Co.
3.35%, 11/15/24	252,000	257,135
Enterprise Products Operating LLC
3.35%, 3/15/23	76,000	76,479
2.55%, 10/15/19	88,000	89,448
Exxon Mobil
3.18%, 3/15/24	104,000	109,781
1.31%, 3/6/18	240,000	241,411
Kinder Morgan Energy Partners
3.50%, 3/1/16	228,000	232,566
2.65%, 2/1/19	60,000	60,099
Occidental Petroleum
1.75%, 2/15/17	240,000	243,299
Phillips 66
4.30%, 4/1/22	80,000	86,924
2.95%, 5/1/17	212,000	219,193
Suncor Energy Inc.
3.60%, 12/1/24	185,000	189,860
		2,618,964
FINANCIALS — 18.9%
AvalonBay Communities MTN
2.85%, 3/15/23 ‡	64,000	62,733
Bank of America
4.10%, 7/24/23	180,000	189,347
2.00%, 1/11/18	431,000	433,822
Bank of America MTN
3.30%, 1/11/23	100,000	100,227
Bank of Montreal MTN
1.40%, 9/11/17	104,000	104,437
Bank of Nova Scotia
2.80%, 7/21/21	148,000	151,053
BB&T MTN
1.60%, 8/15/17	88,000	88,629
Berkshire Hathaway
2.10%, 8/14/19	100,000	101,713
Branch Banking & Trust
2.85%, 4/1/21	224,000	230,285
Caterpillar Financial Services MTN
2.05%, 8/1/16	88,000	89,651
Citigroup
3.75%, 6/16/24	192,000	198,352
2.40%, 2/18/20	399,000	399,214
1.55%, 8/14/17	200,000	199,985
Commonwealth Bank of Australia NY
2.25%, 3/13/19	208,000	210,616
1.40%, 9/8/17	80,000	80,362
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	200,000	201,717
ERP Operating
5.13%, 3/15/16 ‡	48,000	49,770
4.63%, 12/15/21 ‡	148,000	164,349
General Electric Capital MTN
5.50%, 1/8/20	80,000	92,657
1.60%, 11/20/17	264,000	267,146
General Electric Capital
2.10%, 12/11/19	80,000	81,436
John Deere Capital
1.70%, 1/15/20	120,000	119,072
JPMorgan Chase
3.20%, 1/25/23	180,000	180,966
3.15%, 7/5/16	56,000	57,440
1.80%, 1/25/18	256,000	257,604
JPMorgan Chase & Co. MTN
1.70%, 3/1/18	200,000	200,636
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	236,000	239,163
Northern Trust Corp.
3.38%, 8/23/21	120,000	127,901
PNC Bank
2.95%, 2/23/25	60,000	59,514
2.25%, 7/2/19	140,000	141,705
1.50%, 2/23/18	399,000	401,189
PNC Funding
3.30%, 3/8/22	60,000	62,537
2.70%, 9/19/16	56,000	57,312
Royal Bank of Canada MTN
2.15%, 3/15/19	124,000	125,470
2.15%, 3/6/20	160,000	160,928
1.45%, 9/9/16	156,000	157,378
Simon Property Group
1.50%, 2/1/18 ‡ (A)	172,000	172,248

4

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
US Bancorp MTN
1.95%, 11/15/18	$128,000	$129,932
US Bank
2.80%, 1/27/25	80,000	79,084
Ventas Realty
3.25%, 8/15/22 ‡	152,000	151,660
2.00%, 2/15/18 ‡	84,000	84,874
1.55%, 9/26/16 ‡	212,000	213,275
Wells Fargo
1.50%, 1/16/18	276,000	277,064
Wells Fargo MTN
3.50%, 3/8/22	164,000	171,854
3.30%, 9/9/24	180,000	182,665
3.00%, 2/19/25	120,000	118,333
1.25%, 7/20/16	88,000	88,514
0.91%, 4/23/18	88,000	88,698
		7,604,517
HEALTH CARE — 0.2%
Amgen
1.25%, 5/22/17	88,000	87,915

INDUSTRIALS — 2.5%
Burlington Northern Santa Fe
5.75%, 3/15/18	160,000	179,193
General Electric Capital Corp. MTN
2.20%, 1/9/20	250,000	252,998
0.66%, 5/5/26	260,000	248,687
Lockheed Martin
3.35%, 9/15/21	80,000	84,396
Raytheon
3.13%, 10/15/20	228,000	239,450
		1,004,724
INFORMATION TECHNOLOGY — 1.6%
Apple
2.85%, 5/6/21	204,000	211,155
Oracle
1.20%, 10/15/17	120,000	120,265
Oracle Corp.
2.50%, 5/15/22	300,000	298,162
		629,582
TELECOMMUNICATION SERVICES — 3.0%
AT&T
2.45%, 6/30/20	325,000	324,636
1.40%, 12/1/17	252,000	251,695
Verizon Communications
5.15%, 9/15/23	92,000	103,836
3.65%, 9/14/18	144,000	152,503
2.45%, 11/1/22	260,000	249,189
0.66%, 6/9/17	120,000	119,869
		1,201,728
UTILITIES — 0.8%
Consolidated Edison Co. of New York Inc.
3.30%, 12/1/24	120,000	124,436
PacifiCorp
5.50%, 1/15/19	188,000	212,802
		337,238
TOTAL CORPORATE OBLIGATIONS		15,671,781
U.S. TREASURY OBLIGATIONS — 27.7%
U.S. Treasury Inflation Indexed Bonds
0.13%, 7/15/24	977,656	983,155
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	497,075	507,677
U.S. Treasury Bonds
4.50%, 5/15/38	542,000	716,286
2.75%, 11/15/42	1,566,000	1,565,756
2.50%, 2/15/45	168,000	159,600
U.S. Treasury Notes
2.25%, 11/15/24	100,000	101,852
1.50%, 1/31/22	467,000	458,426
1.25%, 2/29/20	1,857,000	1,841,186
1.13%, 12/31/19	224,000	221,165
1.00%, 12/15/17	1,870,000	1,878,766
0.88%, 12/31/16	1,853,000	1,865,015
U.S. Treasury STRIPS
2.38%, 2/15/35	611,000	350,129
0.00%, 5/15/20	525,000	483,766
TOTAL U.S. TREASURY OBLIGATIONS		11,132,779
U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.4%
FANNIE MAE — 0.9%
6.63%, 11/15/30 (B)	231,000	342,354

FNMA — 7.2%
4.50%, 9/1/43 (B)	603,410	658,407
3.50%, 9/1/42 to 9/01/42 (B)	1,149,879	1,206,581
3.00%, 5/1/43 (B)	1,019,126	1,039,693
		2,904,681
FREDDIE MAC — 2.0%
6.25%, 7/15/32 (B)	568,000	815,927

GNMA — 2.3%
3.50%, 8/15/42	864,857	912,940

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,975,902
REGISTERED INVESTMENT COMPANIES — 7.7%
iShares 10+ Year Credit Bond Fund ETF	8,715	533,968
iShares Barclays Intermediate ETF	3,161	348,974
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	4,260	510,944
iShares MBS ETF	15,512	1,710,974

TOTAL REGISTERED INVESTMENT COMPANIES		3,104,860
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 5.8%
FANNIE MAE — 3.5%
6.00%, 10/1/38	65,772	76,022
5.50%, 2/1/38	60,930	68,886
4.50%, 4/1/41 to 10/01/41	327,574	359,001
4.00%, 2/1/26 to 12/01/40	414,673	445,058
3.00%, 9/1/42 to 2/01/43	339,989	346,995
2.50%, 3/1/26	106,013	108,952
FREDDIE MAC — 1.7%
5.00%, 8/1/35	272,856	303,779
4.00%, 6/1/25	139,470	149,865
3.50%, 1/1/41	203,638	213,386
GINNIE MAE — 0.6%
5.50%, 4/15/35	88,731	100,895

5

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
4.50%, 10/15/40	$76,170	$84,292
3.50%, 12/15/40	71,680	75,687
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,332,818
REGIONAL GOVERNMENT OBLIGATIONS — 1.7%
Province of Ontario Canada
3.20%, 5/16/24	80,000	85,297
2.45%, 6/29/22	120,000	122,303
Province of Alberta Canada
1.00%, 6/21/17 (A)	160,000	160,507
Province of Quebec Canada
7.50%, 9/15/29	72,000	108,046
3.50%, 7/29/20	188,000	203,607
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		679,760
REPURCHASE AGREEMENT — 7.7%
Counterparty: Bank of Nova Scotia
0.110% dated 4/30/15, due 05/1/15
in the amount of $3,105,009, fully collateralized by numerous U.S. Treasury obligations, coupons 0.000%- 4.750%, maturity 05/01/15-10/11/33, value $3,167,269	3,105,000	3,105,000
TOTAL REPURCHASE AGREEMENT		3,105,000
TOTAL INVESTMENTS
(Cost $41,121,375) † — 101.9%		41,002,900
OTHER ASSETS AND LIABILITIES, NET — (1.9)%		(765,345)
NET ASSETS — 100.0%		$40,237,555

†	At April 30, 2015, the tax basis cost of the Fund's investments was $41,121,375, and the unrealized appreciation and depreciation were $127,030 and $(245,505) respectively.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $949,587 or 2.36% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company
STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$15,671,781	$—	$15,671,781
U.S. Treasury Obligations	—	11,132,779	—	11,132,779
U.S. Government Agency Obligations	—	4,975,902	—	4,975,902
Registered Investment Companies	3,104,860	—	—	3,104,860
U.S. Government Mortgage Backed Obligations	—	2,332,818	—	2,332,818
Regional Government Obligations	—	679,760	—	679,760
Repurchase Agreement	—	3,105,000	—	3,105,000
Total Investments in Securities	$3,104,860	$37,898,040	$—	$41,002,900

For the period ended of April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

6

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 94.7%
CONSUMER DISCRETIONARY — 21.0%
American Greetings
7.38%, 12/1/21	$105,000	$112,219
Ameristar Casinos
7.50%, 4/15/21	80,000	84,600
CCO Holdings LLC
7.38%, 6/1/20	250,000	266,250
5.13%, 5/1/23 (A)	50,000	49,500
DISH DBS
7.75%, 5/31/15	120,000	120,300
4.63%, 7/15/17	100,000	102,987
DISH DBS Corp.
7.88%, 9/1/19	50,000	56,437
Gannett
7.13%, 9/1/18	80,000	82,700
Goodyear Tire & Rubber
7.00%, 5/15/22	160,000	175,200
Jarden
7.50%, 5/1/17	210,000	231,788
L Brands
8.50%, 6/15/19	160,000	192,800
Lear
4.75%, 1/15/23	200,000	203,000
Levi Strauss
6.88%, 5/1/22	80,000	87,500
PVH
4.50%, 12/15/22	67,000	68,340
Sears Holdings
6.63%, 10/15/18	10,000	9,575
Shearers Foods
9.00%, 11/1/19 (A)	100,000	109,000
Sinclair Televison Group
5.38%, 4/1/21	120,000	121,530
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	42,300
4.63%, 5/15/23 (A)	100,000	97,000
4.25%, 5/15/20 (A)	40,000	39,800
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	117,135
		2,369,961
CONSUMER STAPLES — 7.9%
Constellation Brands
7.25%, 5/15/17	120,000	132,360
3.75%, 5/1/21	150,000	153,000
HJ Heinz
4.25%, 10/15/20	200,000	205,000
JBS Investments GmbH
7.75%, 10/28/20 (A)	150,000	162,600
Reynolds Group Issuer
6.88%, 2/15/21	100,000	105,063
Smithfield Foods Inc.
5.88%, 8/1/21 (A)	50,000	52,500
Spectrum Brands
6.38%, 11/15/20	80,000	84,800
		895,323
ENERGY — 4.5%
CHC Helicopter
9.25%, 10/15/20	72,000	62,842
Chesapeake Energy Corp.
4.88%, 4/15/22	50,000	46,125
MEG Energy
6.50%, 3/15/21 (A)	55,000	54,312
Peabody Energy
6.50%, 9/15/20	75,000	46,500
6.25%, 11/15/21	100,000	60,000
6.00%, 11/15/18	180,000	141,863
Precision Drilling
6.50%, 12/15/21	100,000	97,250
		508,892
FINANCIALS — 10.4%
Ally Financial
7.50%, 9/15/20	80,000	93,712
6.25%, 12/1/17	80,000	85,700
3.75%, 11/18/19	125,000	124,325
CBRE Services
5.00%, 3/15/23	150,000	156,000
CIT Group
5.50%, 2/15/19 (A)	125,000	130,782
5.00%, 5/15/17	120,000	124,200
3.88%, 2/19/19	25,000	24,781
Denali Borrower
5.63%, 10/15/20 (A)	140,000	149,625
Iron Mountain
8.38%, 8/15/21 ‡	12,000	12,510
6.00%, 8/15/23 ‡	100,000	106,500
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	167,008
		1,175,143
HEALTH CARE — 10.8%
CHS
5.13%, 8/15/18	200,000	207,500
Endo Health Solutions
7.00%, 7/15/19	168,000	175,140
HCA
6.50%, 2/15/20	300,000	342,000
4.25%, 10/15/19	10,000	10,450
Hologic
6.25%, 8/1/20	150,000	155,437
Kinetic Concepts
10.50%, 11/1/18	180,000	193,725
Valeant Pharmaceuticals International Inc.
6.75%, 8/15/18 (A)	125,000	132,344
		1,216,596
INDUSTRIALS — 12.1%
ADT Corp.
2.25%, 7/15/17	25,000	24,875
AECOM
5.75%, 10/15/22 (A)	40,000	41,400
Bombardier
7.50%, 3/15/18 (A)	80,000	85,760
Case New Holland
7.88%, 12/1/17	80,000	88,200
Hertz
6.75%, 4/15/19	80,000	82,783
International Lease Finance
8.75%, 3/15/17	200,000	222,220

7

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
International Lease Finance Corp.
8.63%, 9/15/15	$20,000	$20,475
6.25%, 5/15/19	75,000	82,875
Manitowoc
8.50%, 11/1/20	80,000	85,600
Navistar International
8.25%, 11/1/21	80,000	79,100
Nielsen Finance
4.50%, 10/1/20	100,000	101,750
Nielsen Finance LLC
5.00%, 4/15/22 (A)	100,000	100,550
RR Donnelley & Sons
7.88%, 3/15/21	100,000	114,750
6.50%, 11/15/23	50,000	53,125
Spirit Aerosystems
6.75%, 12/15/20	100,000	105,875
Terex
6.50%, 4/1/20	80,000	83,600
		1,372,938
INFORMATION TECHNOLOGY — 4.8%
Advanced Micro Devices
7.75%, 8/1/20	160,000	131,200
IAC/InterActive
4.75%, 12/15/22	200,000	200,000
Jabil Circuit
5.63%, 12/15/20	160,000	174,400
SunGard Data Systems
7.38%, 11/15/18	40,000	41,600
		547,200
MATERIALS — 10.0%
AK Steel
7.63%, 5/15/20	120,000	104,100
Aleris International
7.63%, 2/15/18	80,000	82,600
Ashland
4.75%, 8/15/22	70,000	71,750
Ball
4.00%, 11/15/23	150,000	147,000
Celanese US Holdings LLC
4.63%, 11/15/22	75,000	76,687
Domtar
10.75%, 6/1/17	80,000	93,237
First Quantum Minerals
7.00%, 2/15/21 (A)	69,000	64,343
6.75%, 2/15/20 (A)	69,000	64,170
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	80,000	82,800
HudBay Minerals
9.50%, 10/1/20	40,000	41,900
Lundin Mining Corp.
7.50%, 11/1/20 (A)	100,000	105,010
Resolute Forest Products
5.88%, 5/15/23	100,000	96,375
United States Steel
7.38%, 4/1/20	100,000	104,500
		1,134,472
TELECOMMUNICATION SERVICES — 10.2%
CenturyLink
6.45%, 6/15/21	125,000	134,375
Frontier Communications
6.25%, 9/15/21	150,000	148,875
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	82,490
Numericable Group
6.00%, 5/15/22 (A)	100,000	102,437
SBA Communications Corp.
4.88%, 7/15/22 (A)	175,000	173,031
Sprint Capital
6.90%, 5/1/19	50,000	51,491
Sprint Corp.
7.88%, 9/15/23	50,000	50,188
Sprint Nextel
6.00%, 12/1/16	120,000	125,175
T-Mobile USA
6.73%, 4/28/22	50,000	52,688
6.63%, 11/15/20	120,000	125,250
6.25%, 4/1/21	100,000	104,500
		1,150,500
UTILITIES — 3.0%
Calpine
7.88%, 1/15/23 (A)	110,000	121,000
Dynegy Inc.
6.75%, 11/1/19 (A)	40,000	41,800
NRG Energy
8.25%, 9/1/20	40,000	42,200
7.63%, 1/15/18	120,000	132,900
		337,900
TOTAL CORPORATE OBLIGATIONS		10,708,925
TOTAL INVESTMENTS
(Cost $10,735,071) † — 94.7%		10,708,925
OTHER ASSETS AND LIABILITIES, NET — 5.3%		595,558
NET ASSETS — 100.0%		$11,304,483

†	At April 30, 2015, the tax basis cost of the Fund's investments was $10,735,071, and the unrealized appreciation and depreciation were $189,645 and $(215,791), respectively.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $2,286,207 or 20.22% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company

PTY — Proprietary

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

8

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 83.5%
CONSUMER DISCRETIONARY — 6.7%
Comcast
5.70%, 5/15/18	$124,000	$139,895
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	52,000	52,128
Ford Motor Credit LLC
2.38%, 1/16/18	284,000	288,324
1.50%, 1/17/17	224,000	224,400
NBCUniversal Media LLC
2.88%, 4/1/16	268,000	273,598
Volkswagen Group of America Finance LLC
1.60%, 11/20/17 (A)	100,000	100,578
		1,078,923
CONSUMER STAPLES — 6.7%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	216,000	216,780
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	56,000	56,427
Coca-Cola
1.80%, 9/1/16	244,000	247,856
CVS Caremark
5.75%, 6/1/17	64,000	70,062
1.20%, 12/5/16	380,000	382,338
Diageo Capital PLC
1.50%, 5/11/17	104,000	104,956
		1,078,419
ENERGY — 15.0%
Canadian Natural Resources
5.70%, 5/15/17	40,000	43,244
1.75%, 1/15/18	192,000	191,176
Chevron
1.72%, 6/24/18	200,000	202,532
1.37%, 3/2/18	180,000	180,803
ConocoPhillips
1.05%, 12/15/17	336,000	334,896
Enterprise Products Operating LLC
6.50%, 1/31/19	40,000	46,271
2.55%, 10/15/19	40,000	40,658
Enterprise Products Partners
6.30%, 9/15/17	160,000	177,972
Exxon Mobil Corp.
1.31%, 3/6/18	280,000	281,646
Kinder Morgan Energy Partners
5.95%, 2/15/18	68,000	75,019
3.50%, 3/1/16	168,000	171,364
2.65%, 2/1/19	48,000	48,080
Phillips 66
2.95%, 5/1/17	200,000	206,786
Statoil
3.13%, 8/17/17	120,000	125,441
1.95%, 11/8/18	176,000	178,735
TransCanada PipeLines
3.40%, 6/1/15	120,000	120,232
		2,424,855
FINANCIALS — 33.9%
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	212,000	225,493
Bank of America
3.88%, 3/22/17	108,000	112,885
2.60%, 1/15/19	140,000	142,160
2.00%, 1/11/18	260,000	261,702
1.13%, 11/14/16	44,000	44,118
Bank of Montreal MTN
1.45%, 4/9/18	60,000	60,144
1.40%, 9/11/17	72,000	72,302
Bank of New York Mellon MTN
2.10%, 1/15/19	88,000	89,003
BB&T MTN
2.25%, 2/1/19	152,000	153,802
1.60%, 8/15/17	96,000	96,687
Berkshire Hathaway
2.10%, 8/14/19	308,000	313,277
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	244,000	245,397
Citigroup
4.45%, 1/10/17	344,000	361,608
2.50%, 9/26/18	96,000	97,839
Commonwealth Bank of Australia NY
1.40%, 9/8/17	104,000	104,471
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	160,000	161,374
ERP Operating
5.13%, 3/15/16 ‡	92,000	95,392
General Electric Capital
2.10%, 12/11/19	200,000	203,589
General Electric Capital MTN
1.60%, 11/20/17	172,000	174,050
John Deere Capital MTN
2.25%, 4/17/19	160,000	162,900
JPMorgan Chase
6.00%, 10/1/17	268,000	296,197
JPMorgan Chase & Co. MTN
1.70%, 3/1/18	200,000	200,636
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	104,000	105,394
1.50%, 1/10/18 (A)	124,000	124,671
Northern Trust Corp.
3.38%, 8/23/21	120,000	127,901
PNC Bank
2.25%, 7/2/19	124,000	125,510
1.50%, 2/23/18	40,000	40,219
Royal Bank of Canada MTN
2.15%, 3/15/19	148,000	149,755
2.15%, 3/6/20	160,000	160,928
Simon Property Group
2.20%, 2/1/19 ‡	116,000	117,828
US Bancorp MTN
1.95%, 11/15/18	168,000	170,536
Ventas Realty
2.00%, 2/15/18 ‡	124,000	125,290
1.55%, 9/26/16 ‡	40,000	40,241
Wells Fargo
6.00%, 11/15/17	56,000	62,334
2.13%, 4/22/19	461,000	465,864
		5,491,497
HEALTH CARE — 1.4%
Amgen
1.25%, 5/22/17	220,000	219,787

9

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 5.7%
Caterpillar
1.50%, 6/26/17	$256,000	$259,370
Eaton
1.50%, 11/2/17	96,000	96,568
General Electric
5.25%, 12/6/17	164,000	180,693
Lockheed Martin
2.13%, 9/15/16	172,000	175,067
United Technologies
1.80%, 6/1/17	208,000	211,929
		923,627
INFORMATION TECHNOLOGY — 3.9%
Apple
2.10%, 5/6/19	272,000	277,544
Cisco Systems
2.13%, 3/1/19	108,000	109,921
Oracle
2.38%, 1/15/19	240,000	245,925
		633,390
MATERIALS — 0.9%
BHP Billiton
1.63%, 2/24/17	144,000	145,660

TELECOMMUNICATION SERVICES — 7.3%
AT&T Inc.
2.45%, 6/30/20	275,000	274,692
1.40%, 12/1/17	352,000	351,573
Verizon Communications
3.65%, 9/14/18	473,000	500,929
0.66%, 6/9/17	60,000	59,935
		1,187,129
UTILITIES — 2.0%
Consolidated Edison of New York
5.30%, 12/1/16	128,000	136,849
Duke Energy Carolinas LLC
1.75%, 12/15/16	80,000	81,229
PacifiCorp
5.50%, 1/15/19	100,000	113,193
		331,271
TOTAL CORPORATE OBLIGATIONS		13,514,558
U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Note
1.50%, 11/30/19	444,000	446,463
1.38%, 9/30/18	589,000	594,890
1.25%, 2/29/20	80,000	79,319
TOTAL U.S. TREASURY OBLIGATIONS		1,120,672
REGIONAL GOVERNMENT OBLIGATIONS — 6.2%
Province of Ontario Canada
4.40%, 4/14/20	140,000	157,521
1.65%, 9/27/19	316,000	317,332
Province of Alberta Canada
1.00%, 6/21/17 (A)	240,000	240,761
Province of Quebec Canada
3.50%, 7/29/20	268,000	290,248

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,005,862
REPURCHASE AGREEMENT — 4.6%
Counterparty: Bank of Nova Scotia
0.110% dated 4/30/15, due 05/1/15
in the amount of $745,002, fully collateralized by numerous U.S. Treasury obligations, coupons 0.000%- 4.750%, maturity 05/01/15-11/17/15, value $760,520	745,000	745,000
TOTAL REPURCHASE AGREEMENT		745,000
TOTAL INVESTMENTS
(Cost $16,334,668) † — 101.3%		16,386,092
OTHER ASSETS AND LIABILITIES, NET — (1.3)%		(206,081)
NET ASSETS — 100.0%		$16,180,011

†	At April 30, 2015, the tax basis cost of the Fund's investments was $16,334,668, and the unrealized appreciation and depreciation were $55,453 and $(4,029), respectively.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $623,532 or 3.85% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 83.1%
CONSUMER DISCRETIONARY — 6.6%
Comcast
3.38%, 2/15/25	$98,000	$100,895
2.85%, 1/15/23	185,000	186,709
Ford Motor Credit LLC
5.88%, 8/2/21	326,000	380,938
NBCUniversal Media LLC
4.38%, 4/1/21	102,000	113,429
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (A)	134,000	136,589
		918,560
CONSUMER STAPLES — 5.7%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	104,000	102,242
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	102,000	116,892
Coca-Cola
2.45%, 11/1/20	131,000	134,651
CVS Caremark
2.75%, 12/1/22	236,000	236,690
SABMiller Holdings
3.75%, 1/15/22 (A)	192,000	202,388
		792,863
ENERGY — 14.2%
Canadian Natural Resources
3.90%, 2/1/25	123,000	124,501
3.80%, 4/15/24	138,000	139,884
3.45%, 11/15/21	62,000	63,263
Chevron
2.36%, 12/5/22	283,000	279,872
ConocoPhillips Co.
3.35%, 11/15/24	189,000	192,851
Enterprise Products Operating LLC
3.35%, 3/15/23	152,000	152,958
Exxon Mobil
3.18%, 3/15/24	199,000	210,062
Kinder Morgan Energy Partners
2.65%, 2/1/19	91,000	91,151
Phillips 66
4.30%, 4/1/22	170,000	184,713
Statoil
2.90%, 11/8/20	98,000	102,226
2.45%, 1/17/23	104,000	102,588
Suncor Energy Inc.
3.60%, 12/1/24	185,000	189,860
TransCanada PipeLines
2.50%, 8/1/22	145,000	141,365
		1,975,294
FINANCIALS — 29.7%
AvalonBay Communities
2.95%, 9/15/22 ‡	141,000	140,758
Bank of America
4.10%, 7/24/23	308,000	323,993
Bank of America Corp. MTN
4.00%, 4/1/24	80,000	83,780
Bank of Nova Scotia
2.80%, 7/21/21	301,000	307,209
BB&T MTN
2.25%, 2/1/19	51,000	51,605
Berkshire Hathaway Finance
3.00%, 5/15/22	145,000	150,159
Branch Banking & Trust
2.85%, 4/1/21	131,000	134,676
Citigroup
3.75%, 6/16/24	312,000	322,322
2.40%, 2/18/20	54,000	54,029
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	91,000	91,781
ERP Operating
4.63%, 12/15/21 ‡	87,000	96,610
General Electric Capital MTN
3.15%, 9/7/22	83,000	86,392
General Electric Capital
2.10%, 12/11/19	36,000	36,646
John Deere Capital
1.70%, 1/15/20	160,000	158,762
JPMorgan Chase
4.95%, 3/25/20	47,000	52,559
3.25%, 9/23/22	265,000	268,898
Metropolitan Life Global Funding I
3.00%, 1/10/23 (A)	192,000	194,157
Northern Trust
3.38%, 8/23/21	73,000	77,806
2.38%, 8/2/22	83,000	82,066
PNC Bank
2.95%, 2/23/25	127,000	125,972
PNC Funding
4.38%, 8/11/20	102,000	112,744
3.30%, 3/8/22	105,000	109,440
Royal Bank of Canada MTN
2.15%, 3/6/20	145,000	145,841
Simon Property Group
2.20%, 2/1/19 ‡	29,000	29,457
US Bancorp MTN
4.13%, 5/24/21	105,000	115,627
US Bank
2.80%, 1/27/25	170,000	168,054
Ventas Realty
3.25%, 8/15/22 ‡	109,000	108,756
Wells Fargo MTN
3.50%, 3/8/22	199,000	208,530
3.30%, 9/9/24	138,000	140,043
Wells Fargo & Co. MTN
3.00%, 2/19/25	160,000	157,777
		4,136,449
INDUSTRIALS — 10.0%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	105,000	107,550
3.00%, 3/15/23	54,000	54,714
Canadian Pacific Railway
4.50%, 1/15/22	69,000	75,689
Caterpillar
3.90%, 5/27/21	232,000	252,987
Eaton
2.75%, 11/2/22	36,000	36,014
General Electric Capital Corp. MTN
3.10%, 1/9/23	181,000	187,439
Lockheed Martin
3.35%, 9/15/21	181,000	190,946

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Norfolk Southern
3.85%, 1/15/24	$116,000	$122,988
Raytheon
3.13%, 10/15/20	105,000	110,273
2.50%, 12/15/22	199,000	198,643
United Technologies
6.13%, 2/1/19	47,000	54,312
		1,391,555
INFORMATION TECHNOLOGY — 5.0%
Apple
2.85%, 5/6/21	228,000	235,996
2.40%, 5/3/23	145,000	141,218
Cisco Systems
3.63%, 3/4/24	112,000	118,769
Oracle Corp.
2.50%, 5/15/22	200,000	198,775
		694,758
MATERIALS — 0.9%
BHP Billiton Finance USA
3.25%, 11/21/21	127,000	132,227

TELECOMMUNICATION SERVICES — 6.3%
AT&T
3.90%, 3/11/24	83,000	86,476
3.00%, 2/15/22	178,000	178,000
2.45%, 6/30/20	175,000	174,804
Verizon Communications
5.15%, 9/15/23	152,000	171,555
4.50%, 9/15/20	250,000	273,454
		884,289
UTILITIES — 4.7%
Consolidated Edison
4.45%, 6/15/20	87,000	96,743
3.30%, 12/1/24	109,000	113,029
Duke Energy Carolinas LLC
3.90%, 6/15/21	236,000	258,731
PacifiCorp
2.95%, 2/1/22	185,000	189,686
		658,189
TOTAL CORPORATE OBLIGATIONS		11,584,184
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Note
2.25%, 11/15/24	127,000	129,352
2.00%, 2/15/23 to 2/15/25	409,000	409,009
1.75%, 10/31/20 to 5/15/23	302,000	300,001
1.50%, 1/31/22	152,000	149,209
TOTAL U.S. TREASURY OBLIGATIONS		987,571
REGIONAL GOVERNMENT OBLIGATIONS — 6.6%
Province of Ontario Canada
3.20%, 5/16/24	100,000	106,621
2.45%, 6/29/22	315,000	321,046
Province of Quebec Canada
3.50%, 7/29/20	388,000	420,210
2.75%, 8/25/21	73,000	75,885
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		923,762
REPURCHASE AGREEMENT — 5.4%
Counterparty: Bank of Nova Scotia
0.110% dated 4/30/15, due 05/1/15
in the amount of $750,002, fully collateralized by numerous U.S. Treasury obligations, coupons 0.000%- 4.750%, maturity 05/01/15-10/16/24, value $765,697	750,000	750,000
TOTAL REPURCHASE AGREEMENT		750,000
TOTAL INVESTMENTS
(Cost $14,178,417) † — 102.2%		14,245,517
OTHER ASSETS AND LIABILITIES, NET — (2.2)%		(309,053)
NET ASSETS — 100.0%		$13,936,464

†	At April 30, 2015, the tax basis cost of the Fund's investments was $14,178,417, and the unrealized appreciation and depreciation were $95,203 and $(28,103), respectively.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $533,134 or 3.83% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company
MTN — Medium Term Note

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.1%
CONSUMER DISCRETIONARY — 4.0%
Genuine Parts	331	$29,741
Home Depot	344	36,801
McDonald's	195	18,827
Regal Entertainment Group, Cl A	1,067	23,474
Time Warner	252	21,271
		130,114
CONSUMER STAPLES — 17.6%
Altria Group	1,252	62,663
Campbell Soup	662	29,598
Coca-Cola	605	24,539
Coca-Cola Enterprises	589	26,158
Colgate-Palmolive	255	17,156
CVS Health	396	39,319
Hershey	209	19,211
Kimberly-Clark	437	47,935
Kraft Foods Group	581	49,240
Lorillard	641	44,780
Molson Coors Brewing, Cl B	479	35,211
PepsiCo	191	18,168
Philip Morris International	537	44,823
Procter & Gamble	396	31,486
Reynolds American	771	56,514
Wal-Mart Stores	340	26,537
		573,338
ENERGY — 8.7%
ConocoPhillips	607	41,227
Enterprise Products Partners (A)	609	20,858
Exxon Mobil	201	17,561
Kinder Morgan	1,288	55,320
MarkWest Energy Partners (A)	265	17,877
Occidental Petroleum	307	24,591
ONEOK	522	25,108
ONEOK Partners (A)	428	17,955
Royal Dutch Shell PLC ADR, Cl A	380	24,103
Spectra Energy	682	25,405
Targa Resources Partners (A)	327	14,859
		284,864
FINANCIALS — 10.7%
Allianz ADR	1,496	25,731
Arthur J Gallagher	905	43,286
BlackRock, Cl A	88	32,027
CME Group, Cl A	516	46,910
Commonwealth Bank of Australia ADR	258	18,112
Corrections Corp of America ‡	618	22,736
Health Care ‡	538	38,747
Iron Mountain Inc. ‡	680	23,453
M&T Bank	192	22,977
Marsh & McLennan	505	28,361
People's United Financial	1,332	20,126
Wells Fargo	484	26,668
		349,134
HEALTH CARE — 6.7%
AbbVie	942	60,910
Johnson & Johnson	490	48,608
Medtronic PLC	310	23,079
Merck	551	32,818
Pfizer	677	22,971
UnitedHealth Group	286	31,860
		220,246
INDUSTRIALS — 15.8%
3M	307	48,012
Boeing	155	22,218
Deluxe	641	41,505
Eaton PLC	516	35,465
Emerson Electric	611	35,945
General Dynamics	303	41,608
Honeywell International	303	30,579
Lockheed Martin	297	55,420
Raytheon	473	49,192
Republic Services, Cl A	701	28,481
RR Donnelley & Sons	1,246	23,200
United Parcel Service, Cl B	290	29,154
United Technologies	256	29,120
Waste Management	910	45,072
		514,971
INFORMATION TECHNOLOGY — 10.2%
Apple	310	38,796
Automatic Data Processing	471	39,818
Intel	574	18,684
KLA-Tencor	450	26,460
Linear Technology	314	14,485
Microchip Technology	823	39,220
Microsoft	695	33,805
Oracle	746	32,541
Paychex	813	39,341
Seagate Technology PLC	828	48,620
		331,770
MATERIALS — 5.4%
Bemis	600	27,000
BHP Billiton ADR	340	17,439
Dow Chemical	708	36,108
EI du Pont de Nemours	361	26,425
Potash Corp of Saskatchewan	1,009	32,934
Rio Tinto PLC ADR	402	18,005
RPM International	409	19,444
		177,355
TELECOMMUNICATION SERVICES — 4.6%
AT&T	1,186	41,083
CenturyLink	1,265	45,489
Verizon Communications	753	37,981
Vodafone Group PLC ADR	779	27,421
		151,974
UTILITIES — 13.4%
Ameren	774	31,688
CMS Energy	968	32,844
Dominion Resources	415	29,747
Duke Energy	617	47,861
Entergy	243	18,755
Eversource Energy	771	37,594
NiSource	572	24,836
PPL	1,175	39,985
SCANA	351	18,596
Southern	477	21,131
TECO Energy	1,221	23,138
Vectren	548	23,657
Westar Energy, Cl A	562	21,159
WGL Holdings	381	20,959

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
Wisconsin Energy	914	$44,896
		436,846
TOTAL COMMON STOCK		3,170,612
TOTAL INVESTMENTS
(Cost $2,743,682) † — 97.1%		3,170,612
OTHER ASSETS AND LIABILITIES, NET — 2.9%		93,744
NET ASSETS — 100.0%		$3,264,356

†	At April 30, 2015, the tax basis cost of the Fund's investments was $2,743,682, and the unrealized appreciation and depreciation were $467,891 and $(40,961), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2015, these securities amounted to $71,549 or 2.19% of net assets.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 100.0%
CONSUMER DISCRETIONARY — 12.3%
Comcast, Cl A	522	$30,062
Genuine Parts	329	29,561
Home Depot	595	63,653
Kohl's	571	40,912
Las Vegas Sands	399	21,099
McDonald's	502	48,468
PVH Corp.	293	30,282
Time Warner	787	66,431
TJX	910	58,731
		389,199
CONSUMER STAPLES — 4.6%
Colgate-Palmolive	470	31,622
CVS Health	621	61,659
PepsiCo	534	50,794
		144,075
ENERGY — 6.6%
Anadarko Petroleum Corp.	739	69,540
Cameron International *	552	30,260
Devon Energy	599	40,858
Occidental Petroleum	830	66,483
		207,141
FINANCIALS — 22.8%
American Express	639	49,491
American International Group	1,151	64,790
Ameriprise Financial	582	72,913
BlackRock, Cl A	250	90,985
CIT Group	1,364	61,421
Citigroup	1,155	61,585
Citizens Financial Group Inc.	1,567	40,820
CME Group, Cl A	468	42,546
Marsh & McLennan	1,073	60,260
MetLife	826	42,365
Morgan Stanley	1,394	52,010
Northern Trust	687	50,254
Synchrony Financial *	1,041	32,427
		721,867
HEALTH CARE — 8.9%
Abbott Laboratories	1,167	54,172
AbbVie	962	62,203
Agilent Technologies	1,077	44,555
McKesson	177	39,542
UnitedHealth Group	727	80,988
		281,460
INDUSTRIALS — 11.1%
Boeing	649	93,028
Danaher	824	67,469
Ingersoll-Rand PLC	675	44,442
Nielsen	715	32,132
Rockwell Collins	653	63,556
United Technologies	430	48,913
		349,540
INFORMATION TECHNOLOGY — 24.2%
Apple	1,125	140,794
Applied Materials	2,266	44,844
Check Point Software Technologies *	653	54,512
Citrix Systems *	705	47,348
Fidelity National Information Services	908	56,741
Google Inc., Cl C *	57	30,712
Microsoft	2,356	114,596
Oracle	1,728	75,375
Seagate Technology PLC	880	51,674
Texas Instruments	1,260	68,304
Visa, Cl A	1,213	80,119
		765,019
MATERIALS — 5.1%
Ecolab	98	10,974
EI du Pont de Nemours	687	50,288
International Paper	902	48,455
Praxair	436	53,162
		162,879
TELECOMMUNICATION SERVICES — 1.5%
CenturyLink	1,316	47,323

UTILITIES — 2.9%
Eversource Energy	860	41,934
Wisconsin Energy	1,000	49,120
		91,054
TOTAL COMMON STOCK		3,159,557
TOTAL INVESTMENTS
(Cost $2,666,414) † — 100.0%		3,159,557
OTHER ASSETS AND LIABILITIES, NET — (0.0)%		(1,060)
NET ASSETS — 100.0%		$3,158,497

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $2,666,414 and the unrealized appreciation and depreciation were $527,400 and $(34,257), respectively.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 55.1%
AUSTRALIA — 3.6%
BHP Billiton	1,889	$48,238
Commonwealth Bank of Australia	613	42,908
Telstra	18,694	91,894
Westpac Banking	1,640	47,119
		230,159
CANADA — 4.8%
BCE	2,619	115,462
Potash Corp of Saskatchewan	2,305	75,235
Rogers Communications, Cl B	1,891	67,553
Shaw Communications, Cl B	2,147	49,079
		307,329
FRANCE — 8.6%
AXA	1,547	39,117
Electricite de France	2,926	74,452
Sanofi	439	44,686
SCOR	2,066	74,359
TOTAL	1,719	93,084
Unibail-Rodamco ‡	233	64,334
Vinci	1,592	97,645
Vivendi	2,305	57,783
		545,460
GERMANY — 7.5%
Allianz SE	289	49,192
BASF	762	75,703
Daimler	681	65,476
Deutsche Post	971	31,974
Deutsche Telekom	6,094	112,012
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	474	92,524
Siemens	421	45,797
		472,678
IRELAND — 0.7%
Seagate Technology PLC	771	45,273

ITALY — 1.4%
Terna Rete Elettrica Nazionale	19,051	89,813

NETHERLANDS — 0.7%
Wolters Kluwer	1,280	41,469

NORWAY — 2.6%
Orkla	6,158	48,357
Statoil ASA	3,772	79,968
Yara International	688	35,251
		163,576
SPAIN — 0.8%
Gas Natural SDG	2,070	50,897

SWEDEN — 1.3%
Svenska Handelsbanken, Cl A	1,749	80,732

SWITZERLAND — 4.2%
Nestle SA	472	36,620
Novartis AG	692	70,634
Roche Holding AG	158	45,212
Swisscom	187	111,173
		263,639
UNITED KINGDOM — 18.9%
Aberdeen Asset Management PLC	5,540	40,228
AstraZeneca PLC ADR	906	62,043
BAE Systems PLC	12,605	97,653
British American Tobacco PLC	1,303	71,591
Diageo PLC ADR	262	29,087
GlaxoSmithKline PLC	4,236	97,837
Imperial Tobacco Group PLC	2,491	121,636
National Grid PLC	8,658	116,479
Pearson PLC	2,727	55,109
Rio Tinto	1,100	49,226
Royal Dutch Shell PLC ADR, Cl A	1,470	93,242
SSE PLC	4,406	104,394
Unilever PLC	1,048	45,938
United Utilities Group	6,806	101,247
Vodafone Group PLC	32,290	113,764
		1,199,474
TOTAL FOREIGN COMMON STOCK		3,490,499
U.S. COMMON STOCK — 43.7%
CONSUMER DISCRETIONARY — 1.3%
McDonald's	380	36,689
Regal Entertainment Group, Cl A	2,224	48,928
		85,617
CONSUMER STAPLES — 9.4%
Altria Group	2,267	113,463
Coca-Cola	833	33,786
Kimberly-Clark	517	56,710
Lorillard	1,690	118,063
PepsiCo	393	37,382
Philip Morris International	1,326	110,681
Reynolds American	1,675	122,778
		592,863
ENERGY — 5.1%
ConocoPhillips	775	52,638
Enterprise Products Partners (A)	1,361	46,614
Kinder Morgan	2,546	109,351
MarkWest Energy Partners (A)	567	38,250
Occidental Petroleum	576	46,138
Targa Resources Partners (A)	663	30,127
		323,118
FINANCIALS — 6.5%
Arthur J Gallagher	725	34,677
CME Group, Cl A	502	45,637
Corrections Corp of America ‡	2,195	80,754
Health Care ‡	1,523	109,686
Iron Mountain ‡	1,319	45,492
People's United Financial	2,747	41,507
Wells Fargo	975	53,723
		411,476
HEALTH CARE — 2.3%
AbbVie	856	55,349
Johnson & Johnson	366	36,307
Merck	809	48,184
		139,840
INDUSTRIALS — 2.4%
Lockheed Martin	356	66,430
RR Donnelley & Sons	2,596	48,338

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
Waste Management	754	$37,346
		152,114
INFORMATION TECHNOLOGY — 3.1%
Apple	303	37,920
Automatic Data Processing	458	38,719
KLA-Tencor	532	31,282
Microchip Technology	956	45,558
Microsoft	933	45,381
		198,860
MATERIALS — 1.6%
Dow Chemical	1,162	59,262
EI du Pont de Nemours	534	39,089
		98,351
TELECOMMUNICATION SERVICES — 4.9%
AT&T	2,982	103,296
CenturyLink	2,879	103,529
Verizon Communications	2,146	108,244
		315,069
UTILITIES — 7.1%
Ameren	2,332	95,472
Duke Energy	1,316	102,082
PPL	2,768	94,195
Southern	1,013	44,876
TECO Energy	3,978	75,383
Wisconsin Energy	833	40,917
		452,925
TOTAL U.S. COMMON STOCK		2,770,233

TOTAL INVESTMENTS
(Cost $6,374,727) † — 98.8%		6,260,732
OTHER ASSETS AND LIABILITIES, NET — 1.2%		73,059
NET ASSETS — 100.0%		$6,333,791

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $6,374,727 and the unrealized appreciation and depreciation were $136,172 and $(250,167), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2015, these securities amounted to $114,991 or 1.82% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 65.1%
AUSTRALIA — 8.5%
AGL Energy	9,182	$110,153
Amcor	8,922	94,985
Asciano	4,291	22,296
AusNet Services	72,555	84,368
Brambles	8,524	72,656
Coca-Cola Amatil	4,832	39,119
Crown Resorts	5,857	59,975
CSL	177	12,688
Dexus Property Group ‡	13,654	79,337
GPT Group ‡	22,698	79,995
Mirvac Group ‡	35,416	56,107
Orica	2,436	38,605
Origin Energy	4,039	40,373
Sonic Healthcare Limited	6,640	104,062
Stockland†	18,814	65,755
Tatts Group	29,318	93,391
Telstra	17,132	84,216
Wesfarmers	307	10,582
Woolworths	2,450	56,883
		1,205,546
BELGIUM — 2.1%
Belgacom	2,889	107,600
Colruyt	2,264	107,003
Groupe Bruxelles Lambert	976	85,675
		300,278
CANADA — 9.9%
Bank of Montreal	1,200	78,396
Bank of Nova Scotia	1,300	71,686
BCE	2,450	108,011
Canadian Imperial Bank of Commerce	950	76,284
Canadian National Railway	1,200	77,480
CI Financial	2,800	82,294
Fairfax Financial Holdings	100	54,621
First Capital Realty ‡	5,100	84,542
Fortis	2,900	94,391
George Weston	1,200	99,123
Intact Financial	1,350	103,983
Metro, Cl A	1,350	39,029
National Bank of Canada	1,200	48,487
RioCan ‡	2,500	61,873
Rogers Communications, Cl B	1,200	42,868
Royal Bank of Canada	300	19,920
Shaw Communications, Cl B	4,300	98,296
TELUS	1,700	58,799
TransCanada	2,450	113,717
		1,413,800
CHINA — 0.6%
China Petroleum & Chemical, Cl H	85,800	80,975

COLOMBIA — 0.2%
Banco Davivienda	1,923	22,362
Isagen ESP	6,122	8,186
		30,548
DENMARK — 1.0%
Tryg	737	80,034
William Demant Holding*	782	64,330
		144,364
FRANCE — 3.5%
Aeroports de Paris	595	73,347
Air Liquide	654	85,531
Bureau Veritas	2,340	55,101
Danone	1,042	75,401
L'Oreal	77	14,695
Societe BIC	644	110,311
Sodexo	785	79,434
Zodiac Aerospace	160	5,876
		499,696
GERMANY — 2.6%
Fresenius	1,806	107,444
Fresenius Medical Care	1,273	106,985
Hannover Rueckversicherung	920	93,519
Linde	284	55,497
		363,445
HONG KONG — 3.8%
Beijing Enterprises Holdings	7,250	66,256
Cheung Kong Infrastructure Holdings	11,000	93,185
China Mobile	8,250	117,837
CLP Holdings	10,250	89,726
Kunlun Energy	30,000	35,614
PCCW	101,000	67,242
Power Assets Holdings	7,750	78,224
		548,084
ITALY — 0.8%
Snam	21,167	110,262

JAPAN — 4.3%
Aeon	1,250	15,551
Ajinomoto	4,500	99,777
FamilyMart	1,650	71,054
Hankyu Hanshin Holdings	9,500	57,343
Lawson	1,000	71,910
Nippon Telegraph & Telephone	1,200	81,030
Nitori Holdings	1,900	146,127
Taisho Pharmaceutical Holdings	300	21,082
Tobu Railway	1,000	4,767
Tokyo Gas	1,000	5,771
USS	2,000	35,216
		609,628
LUXEMBOURG — 0.7%
SES	2,703	94,730

MALAYSIA — 4.4%
Alliance Financial Group	42,000	55,748
AMMB Holdings	60,300	109,516
Berjaya Sports	70,527	64,556
DiGi.Com	37,700	63,557
Genting Malaysia	14,200	17,116
Malayan Banking	24,000	62,018
Maxis	32,600	63,396
Public Bank	13,800	75,481
Sime Darby	23,600	59,964
Tenaga Nasional	12,500	50,309
		621,661
NETHERLANDS — 0.8%
Koninklijke Ahold	756	14,647
Koninklijke Vopak	1,156	60,676

18

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
Unilever	895	$39,040
		114,363
NEW ZEALAND — 0.3%
Contact Energy	8,662	37,511

SINGAPORE — 3.6%
ComfortDelGro	33,500	77,608
Sembcorp Industries	32,400	110,416
Singapore Press Holdings	34,500	109,178
Singapore Technologies Engineering	22,500	61,424
Singapore Telecommunications	26,000	86,882
StarHub	22,000	70,251
		515,759
SOUTH KOREA — 0.7%
Dongbu Insurance	914	46,451
KT&G	537	47,639
		94,090
SWEDEN — 0.9%
Atlas Copco, Cl A	850	26,531
Elekta, Cl B	4,736	44,329
TeliaSonera	10,406	64,695
		135,555
SWITZERLAND — 3.8%
Kuehne + Nagel International	496	74,392
Nestle SA	1,382	107,221
Novartis AG	1,048	106,972
Schindler Holding	290	48,310
Swiss Prime Site*	1,203	105,476
Swisscom	161	95,716
		538,087
TAIWAN — 4.9%
Asia Cement	74,000	93,573
China Steel	129,000	108,355
Chunghwa Telecom ADR	3,400	109,412
First Financial Holding	84,000	52,809
Hua Nan Financial Holdings	177,000	108,726
Taiwan Cooperative Financial Holding	208,577	112,534
Taiwan Mobile	12,000	42,277
Taiwan Semiconductor Manufacturing ADR	3,150	76,986
		704,672
UNITED KINGDOM — 7.7%
AstraZeneca PLC	775	53,185
Babcock International Group PLC	1,511	23,308
Centrica PLC	14,251	55,643
Compass Group PLC	5,447	96,290
Diageo	2,380	66,074
G4S PLC	7,716	34,610
GlaxoSmithKline PLC	3,213	74,209
National Grid PLC	6,513	87,621
Next PLC	764	85,896
Pearson PLC	3,695	74,671
Reckitt Benckiser Group PLC	1,037	92,297
Severn Trent PLC	2,077	67,635
SSE PLC	4,641	109,962
United Utilities Group	6,991	103,999
Whitbread PLC	420	33,726
WM Morrison Supermarkets PLC	11,861	33,819
		1,092,945
TOTAL FOREIGN COMMON STOCK		9,255,999

U.S. COMMON STOCK — 34.6%
CONSUMER DISCRETIONARY — 2.6%
AutoZone *	150	100,899
McDonald's	850	82,068
Thomson Reuters	2,600	106,823
TJX	1,200	77,448
		367,238
CONSUMER STAPLES — 8.6%
Campbell Soup	1,250	55,887
Church & Dwight	350	28,409
Clorox	900	95,490
Coca-Cola	1,850	75,036
Colgate-Palmolive	1,300	87,464
Costco Wholesale	150	21,457
Dr Pepper Snapple Group	1,500	111,870
General Mills	1,550	85,777
Hershey	850	78,132
Hormel Foods	550	29,893
Kellogg	1,150	72,830
Kimberly-Clark	750	82,268
McCormick	1,050	79,065
PepsiCo	1,050	99,876
Procter & Gamble	850	67,584
Sysco	2,000	74,060
Wal-Mart Stores	1,050	81,953
		1,227,051
FINANCIALS — 6.0%
Annaly Capital Management ‡	4,700	47,329
Arch Capital Group *	1,400	84,952
Berkshire Hathaway, Cl B *	600	84,726
Chubb	800	78,680
Everest Re Group	400	71,564
Marsh & McLennan	1,900	106,704
People's United Financial	5,300	80,083
US Bancorp	2,500	107,175
Wells Fargo	1,900	104,690
WR Berkley	1,750	85,732
		851,635
HEALTH CARE — 1.9%
Cardinal Health	1,350	113,859
Eli Lilly	1,300	93,431
Johnson & Johnson	350	34,720
Patterson	600	28,173
		270,183
INDUSTRIALS — 4.5%
Cintas	1,300	103,935
Honeywell International	900	90,828
Lockheed Martin	700	130,620
Precision Castparts	300	62,007
Roper Industries	600	100,902
Union Pacific	1,000	106,230
Waste Management	1,000	49,530
		644,052
INFORMATION TECHNOLOGY — 1.4%
Amphenol Corp., Cl A	1,300	71,981
International Business Machines	300	51,387
Synopsys *	1,500	70,320
		193,688

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
MATERIALS — 0.8%
Praxair	900	$109,737

TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications	295	14,880

UTILITIES — 8.7%
Ameren	150	6,141
American Electric Power	150	8,530
American Water Works	1,800	98,136
CMS Energy ‡	1,950	66,163
Consolidated Edison	1,250	76,937
Dominion Resources	1,300	93,184
DTE Energy	1,150	91,574
Duke Energy	1,050	81,449
Entergy	1,100	84,898
NiSource	100	4,342
Pinnacle West Capital	1,250	76,500
PPL	2,400	81,672
Public Service Enterprise Group	1,300	54,002
SCANA	1,500	79,470
Sempra Energy	800	84,936
Southern	1,950	86,385
Wisconsin Energy	1,700	83,504
Xcel Energy	2,550	86,471
		1,244,294
TOTAL U.S. COMMON STOCK		4,922,758
REGISTERED INVESTMENT COMPANIES — 0.6%
United States — 0.6%
iShares MSCI EAFE Index Fund	600	39,906
SPDR S&P 500 ETF	200	41,704
TOTAL REGISTERED INVESTMENT COMPANIES		81,610

TOTAL INVESTMENTS
(Cost $13,315,196) † — 100.3%		14,260,367
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(41,625)
NET ASSETS — 100.0%		$14,218,742

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2015, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNY Mellon	5/29/15	AUD	1,282,200	USD	994,109	$(19,120)
BNY Mellon	5/29/15	CAD	1,683,500	USD	1,384,150	(10,717)
BNY Mellon	5/4/15-5/29/15	CHF	495,650	USD	519,457	(12,285)
BNY Mellon	5/29/15	DKK	899,000	USD	130,285	(5,055)
BNY Mellon	5/4/15-5/29/15	EUR	1,311,600	USD	1,417,289	(55,937)
BNY Mellon	5/29/15	GBP	677,400	USD	1,019,534	(20,082)
BNY Mellon	5/29/15	HKD	4,570,000	USD	589,652	13
BNY Mellon	5/29/15	JPY	70,818,000	USD	591,972	(1,283)
BNY Mellon	5/29/15	NZD	46,500	USD	35,140	(262)
BNY Mellon	5/29/15	SEK	1,040,905	USD	120,370	(4,601)
BNY Mellon	5/29/15	SGD	642,500	USD	477,010	(8,296)
BNY Mellon	5/29/15	USD	48,198	EUR	43,000	101
HSBC	5/29/15	GBP	17,000	USD	25,586	(504)
RBC	5/29/15	AUD	196,000	USD	151,963	(2,921)
RBC	5/29/15	CAD	73,000	USD	60,017	(468)
						$(141,417)

For the period ended April 30, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $13,315,196 and the unrealized appreciation and depreciation were $1,518,943 and $(573,772), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor's

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor's Depositary Receipt

USD — U.S. Dollar

As of April 30, 2015, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$114	$—	$114
Unrealized Depreciation	—	(141,531)	—	(141,531)
Total Other Financial Instruments	$—	$(141,417)	$—	$(141,417)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 54.5%
CONSUMER DISCRETIONARY — 3.0%
Time Warner	1,262	$106,525
Twenty-First Century Fox	2,761	92,079
		198,604
CONSUMER STAPLES — 6.2%
CVS Health	1,311	130,169
Mondelez International, Cl A	2,557	98,112
PepsiCo	1,093	103,966
Philip Morris International	891	74,372
		406,619
ENERGY — 1.6%
Occidental Petroleum	1,313	105,171

FINANCIALS — 15.0%
American International Group	1,450	81,621
Carlyle Group	3,488	105,303
CIT Group	2,175	97,940
CME Group, Cl A	974	88,546
First Republic Bank	1,165	67,908
Investors Bancorp	6,941	82,182
Marsh & McLennan	1,228	68,965
Northern Trust	1,913	139,936
NorthStar Realty Finance ‡	8,746	164,075
Synchrony Financial *	3,008	93,699
		990,175
HEALTH CARE — 7.0%
Abbott Laboratories	3,193	148,219
AbbVie	1,560	100,870
McKesson	347	77,520
UnitedHealth Group	1,226	136,576
		463,185
INDUSTRIALS — 5.3%
Boeing	998	143,053
Hexcel	2,422	121,463
Ingersoll-Rand PLC	1,301	85,658
		350,174
INFORMATION TECHNOLOGY — 14.1%
Apple	1,368	171,205
Applied Materials	4,714	93,290
Automatic Data Processing	1,204	101,786
Citrix Systems *	1,559	104,703
CommVault Systems *	1,883	86,147
Google Inc., Cl C *	175	94,293
Microsoft	3,181	154,724
Oracle	2,870	125,189
		931,337
MATERIALS — 2.3%
EI du Pont de Nemours	1,107	81,032
Praxair	578	70,476
		151,508
TOTAL U.S. COMMON STOCK		3,596,773
FOREIGN COMMON STOCK — 43.0%
AUSTRALIA — 1.2%
Amcor	7,603	80,943

BELGIUM — 2.6%
Anheuser-Busch InBev	804	97,886
KBC Groep	1,141	75,070
		172,956
CANADA — 1.1%
Canadian Pacific Railway	362	68,990

FRANCE — 6.9%
Accor	1,200	65,802
BNP Paribas	961	60,689
Safran	1,646	120,269
Sanofi	915	93,138
Sodexo	1,167	118,089
		457,987
GERMANY — 4.3%
Bayer AG	697	100,321
Continental	313	73,353
GEA Group	2,236	107,386
		281,060
HONG KONG — 1.7%
AIA Group	17,300	115,053

IRELAND — 2.7%
Experian PLC	4,718	84,264
Seagate Technology PLC	1,590	93,365
		177,629
ISRAEL — 1.9%
Check Point Software Technologies*	1,475	123,133

JAPAN — 2.7%
Calbee	1,900	77,358
Nippon Telegraph & Telephone	1,500	101,287
		178,645
MEXICO — 0.9%
Kimberly-Clark de Mexico, Cl A	26,461	58,262

NETHERLANDS — 2.0%
Airbus Group	1,913	132,575

SINGAPORE — 1.1%
Singapore Exchange	10,740	69,035

SWITZERLAND — 3.9%
Nestle SA	1,755	136,161
Roche Holding AG	420	120,185
		256,346
UNITED KINGDOM — 10.0%
BT Group PLC, Cl A	9,700	67,653
Croda International PLC	1,959	85,013
Imperial Tobacco Group PLC	2,876	140,436
Rio Tinto	2,060	92,187
Rolls-Royce Holdings PLC	4,547	72,492
Smith & Nephew PLC	5,700	97,010
WPP PLC	4,605	107,395
		662,186
TOTAL FOREIGN COMMON STOCK		2,834,800

21

TD ASSET MANAGEMENT USA FUNDS INC.

 TDAM Global All Cap Fund • Schedule of Investments

 April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
PREFERRED STOCK — 1.1%
Telefonica Brasil SA	4,220	$69,260

TOTAL PREFERRED STOCK	69,260

TOTAL INVESTMENTS
(Cost $6,023,986) † — 98.6%	6,500,833
OTHER ASSETS AND LIABILITIES, NET — 1.4%	95,631
NET ASSETS — 100.0%	$6,596,464

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $6,023,986 and the unrealized appreciation and depreciation were $563,314 and $(86,467), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

 April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 30.2%
Aecon Group
6.250%, 10/31/15	$3,000	$2,511
Alpha Appalachia Holdings
3.250%, 08/1/15	9,000	8,932
American Realty Capital Properties
3.000%, 08/1/18 ‡	151,000	146,470
Annaly Capital Management
5.000%, 05/15/15 ‡	194,000	194,121
Apollo Investment
5.750%, 01/15/16	9,000	9,248
Artis
5.750%, 06/30/18 ‡	11,000	11,220
BlackRock Kelso Capital
5.500%, 02/15/18	12,000	12,375
BPZ Resources
6.500%, 03/1/15	8,000	1,340
Capstone Infrastructure
6.500%, 12/31/16	31,000	25,771
Capstone Power
6.750%, 12/31/17	3,000	2,527
Cardtronics
1.000%, 12/1/20	28,000	27,930
Central European Media Enterprises
5.000%, 11/15/15	29,000	29,145
Cervus Equipment
6.000%, 07/31/17	3,000	2,561
Chesapeake Energy
2.750%, 11/15/35	76,000	76,095
2.500%, 05/15/37	59,000	56,824
2.500%, 05/15/37	16,000	15,320
2.250%, 12/15/38	20,000	18,413
Clearwire Communications
8.250%, 12/1/40 (A)	122,000	132,065
Colony Financial
5.000%, 04/15/23 ‡	43,000	49,047
Dundee International
5.500%, 07/31/18 ‡	25,000	21,073
Energy XXI
3.000%, 12/15/18	28,000	10,395
Equal Energy
6.750%, 03/31/16	8,000	6,797
Exelixis
4.250%, 08/15/19	41,000	31,544
Fifth Street Finance
5.375%, 04/1/16	9,000	9,214
FXCM
2.250%, 06/15/18	53,000	43,394
Gain Capital Holdings
4.125%, 12/1/18	11,000	11,797
Herbalife
2.000%, 08/15/19	40,000	32,425
Homeinns Hotel Group
2.000%, 12/15/15	31,000	30,535
IAS Operating Partnership
5.000%, 03/15/18 (A)‡	70,000	67,462
InterOil Corp.
2.750%, 11/15/15	42,000	41,475
InvenSense Inc.
1.750%, 11/1/18	22,000	21,230
Ixia
3.000%, 12/15/15	139,000	139,000
KEYW Holding
2.500%, 07/15/19	1,000	879
ModusLink Global Solutions
5.250%, 03/1/19 (A)	1,000	906
Northland Power
5.000%, 06/30/19	9,000	7,814
NOVAGOLD Resources
5.500%, 05/1/15	6,000	6,000
NXP Semiconductors
1.000%, 12/1/19 (A)	33,000	38,610
Pennymac
5.375%, 05/1/20 ‡	109,000	104,640
Primero Mining
6.500%, 03/31/16	4,000	3,860
Prospect Capital
6.250%, 12/15/15	129,000	132,547
5.375%, 10/15/17	15,000	15,375
4.750%, 04/15/20	25,000	24,281
Qihoo 360 Technology
2.500%, 09/15/18	66,000	64,102
0.500%, 08/15/20 (A)	42,000	37,433
Redwood Trust
4.625%, 04/15/18 ‡	20,000	19,788
Resource Capital
6.000%, 12/1/18 ‡	17,000	15,651
SanDisk
1.500%, 08/15/17	10,000	14,375
0.500%, 10/15/20	4,000	4,115
SINA
1.000%, 12/1/18	57,000	53,295
Solazyme Inc.
5.000%, 10/1/19	10,000	5,663
SouFun Holdings
2.000%, 12/15/18	4,000	3,793
Stuart Olson
6.000%, 06/30/15	4,000	3,274
TCP Capital
5.250%, 12/15/19 (A)	7,000	7,022
Tesla Motors
0.250%, 03/1/19	38,000	35,744
Transglobe Apartment Real Estate Investment Trust
5.400%, 09/30/18 ‡	19,000	16,378
Vivus
4.500%, 05/1/20 (A)	56,000	36,015
Web.com Group
1.000%, 08/15/18	21,000	19,254

TOTAL CONVERTIBLE BONDS		1,959,070
CORPORATE OBLIGATIONS — 25.0%
CONSUMER DISCRETIONARY — 4.5%
American Greetings
7.38%, 12/1/21	17,000	18,169
Ameristar Casinos
7.50%, 4/15/21	20,000	21,150
Best Buy
5.00%, 8/1/18	25,000	26,315
Chrysler Group
8.00%, 6/15/19	20,000	20,951
Dana Holding Corp.
5.38%, 9/15/21	20,000	20,800

23

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

 April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Gannett
5.13%, 10/15/19	$2,000	$2,107
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,900
Hilton Worldwide Finance
5.63%, 10/15/21	20,000	21,100
Jarden
7.50%, 5/1/17	20,000	22,075
L Brands
8.50%, 6/15/19	20,000	24,100
Lear
4.75%, 1/15/23	20,000	20,300
Neiman Marcus Group
8.00%, 10/15/21 (A)	20,000	21,450
PVH
4.50%, 12/15/22	20,000	20,400
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	15,488
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,385
		290,690
CONSUMER STAPLES — 2.0%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	60,000	68,760
Constellation Brands
7.25%, 5/15/17	20,000	22,060
HJ Heinz
4.25%, 10/15/20	20,000	20,500
Spectrum Brands
6.38%, 11/15/20	20,000	21,200
		132,520
FINANCIALS — 7.8%
Ally Financial
7.50%, 9/15/20	20,000	23,428
Bank of America
2.00%, 1/11/18	112,000	112,733
CBRE Services
5.00%, 3/15/23	20,000	20,800
CIT Group
5.00%, 5/15/17	20,000	20,700
Crown Castle International
4.88%, 4/15/22 ‡	20,000	20,862
Denali Borrower
5.63%, 10/15/20 (A)	20,000	21,375
Ezcorp Inc.
2.13%, 6/15/19 (A)	6,000	5,156
Iron Mountain
8.38%, 8/15/21 ‡	3,000	3,128
John Deere Capital MTN
2.25%, 4/17/19	75,000	76,360
JPMorgan Chase
1.80%, 1/25/18	110,000	110,689
Lamar Media
5.88%, 2/1/22	20,000	21,150
Neuberger Berman Group
5.63%, 3/15/20 (A)	20,000	20,876
Simon Property Group
1.50%, 2/1/18 (A)‡	50,000	50,072
		507,329

HEALTH CARE — 1.1%
CHS
8.00%, 11/15/19	20,000	21,200
HCA
6.50%, 2/15/20	25,000	28,500
Hologic
6.25%, 8/1/20	20,000	20,725
		70,425
INDUSTRIALS — 2.8%
Bombardier
7.50%, 3/15/18 (A)	20,000	21,440
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	55,771
Case New Holland
7.88%, 12/1/17	20,000	22,050
Hertz
6.75%, 4/15/19	10,000	10,348
International Lease Finance
8.75%, 3/15/17	25,000	27,777
5.75%, 5/15/16	20,000	20,675
Nielsen Finance
4.50%, 10/1/20	20,000	20,350
		178,411
INFORMATION TECHNOLOGY — 2.3%
Jabil Circuit
5.63%, 12/15/20	20,000	21,800
Open Text
5.63%, 1/15/23 (A)	20,000	20,750
Oracle
5.00%, 7/8/19	75,000	84,247
Seagate HDD Cayman
6.88%, 5/1/20	20,000	20,687
		147,484
MATERIALS — 1.9%
Aleris International
7.63%, 2/15/18	20,000	20,650
Crown Americas LLC
6.25%, 2/1/21	15,000	15,769
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	10,257
6.75%, 2/15/20 (A)	11,000	10,230
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	8,889	9,200
Resolute Forest Products
5.88%, 5/15/23	20,000	19,275
Steel Dynamics
6.13%, 8/15/19	15,000	16,013
United States Steel
7.00%, 2/1/18	20,000	21,250
		122,644
TELECOMMUNICATION SERVICES — 1.6%
CenturyLink
5.80%, 3/15/22	20,000	20,750
SBA Telecommunications
5.75%, 7/15/20	20,000	20,950
Sprint Nextel
6.00%, 12/1/16	20,000	20,863

24

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

 April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES/ NUMBER OF WARRANTS	VALUE
T-Mobile USA
6.63%, 11/15/20	$20,000	$20,875
6.46%, 4/28/19	20,000	20,650
		104,088
UTILITIES — 1.0%
AES
7.38%, 7/1/21	20,000	22,256
Calpine
7.88%, 1/15/23 (A)	20,000	22,000
NRG Energy
8.25%, 9/1/20	20,000	21,100
		65,356
TOTAL CORPORATE OBLIGATIONS		1,618,947
COMMON STOCK — 15.8%
CONSUMER DISCRETIONARY — 0.2%
Dick's Sporting Goods	100	5,426
MDC Partners, Cl A	300	6,282
		11,708
ENERGY — 0.8%
Canadian Natural Resources	600	19,937
Canyon Services Group	400	2,725
Cenovus Energy	700	13,188
SandRidge Energy *	1,416	2,676
Suncor Energy	400	13,026
		51,552
FINANCIALS — 13.2%
American Realty Capital Properties ‡	3,100	27,993
Annaly Capital Management ‡	4,900	49,343
AR Capital Acquisition *	300	2,988
Atlantic Alliance Partnership *	700	7,105
Bank of Nova Scotia	2,700	148,886
Berkshire Hathaway, Cl B *	1,800	254,178
Brookfield Asset Management, Cl A	100	5,385
Canadian Imperial Bank of Commerce	1,900	152,567
FinTech Acquisition *	1,400	14,784
Harmony Merger *	1,300	13,013
Quinpario Acquisition 2 *	3,000	30,375
Royal Bank of Canada	1,900	126,158
Terrapin 3 Acquisition *	2,500	25,650
		858,425
INDUSTRIALS — 0.2%
Air Canada, Cl B *	600	5,729
KBR	400	6,988
		12,717
INFORMATION TECHNOLOGY — 0.2%
Oracle	200	8,724
QUALCOMM	100	6,800
		15,524
MATERIALS — 0.1%
Freeport-McMoRan Copper & Gold	100	2,327
Teck Resources, Cl B	100	1,516
		3,843
UTILITIES — 1.1%
Capital Power	700	14,418
TransAlta	2,300	22,876
TransAlta Renewables	3,600	37,208
		74,502
TOTAL COMMON STOCK		1,028,271

REGISTERED INVESTMENT COMPANIES — 14.3%
Energy Select Sector SPDR Fund	100	8,268
Highland/iBoxx Senior Loan ETF	5,000	97,350
iShares 20+ Year Treasury Bond ETF	100	12,595
iShares 3-7 Year Treasury Bond ETF	100	12,390
iShares Gold Bullion ETF	100	869
iShares JP Morgan USD Emerging Markets Bond ETF	700	79,184
iShares US Preferred Stock ETF	6,000	239,640
Pennant Park Floating Rate Closed End Management Investment Company	7,050	101,027
SPDR Barclays Convertible Securities ETF	6,100	295,057
SPDR Barclays Short Term High Yield Bond ETF	2,800	82,152

TOTAL REGISTERED INVESTMENT COMPANIES		928,532
PREFERRED STOCK — 4.9%
ArcelorMittal, CV to 1.2281 shares *	1,100	18,623
Bank of America *	10	11,590
Brookfield Office Properties *	371	7,737
Chesapeake Energy *(A)	53	46,143
Dominion Resources, CV to 0.5734 shares *	1,200	59,580
Health Care *‡	100	6,375
Loblaw *	200	4,184
SandRidge Energy *	700	26,425
SandRidge Energy CV to 12.4805 *	530	21,566
T-Mobile USA, CV to 1.6119 shares *	550	34,292
TransAlta	319	3,490
Tyson Foods, CV to 1.0582 shares *	1,300	63,947
Wells Fargo & Co. *	10	12,188

TOTAL PREFERRED STOCK		316,140
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bond
2.69%, 5/15/43	100,000	44,226
2.69%, 2/15/44	100,000	43,537
2.68%, 11/15/43	100,000	43,846
2.68%, 8/15/43	100,000	44,011
2.58%, 5/15/44	100,000	43,254

TOTAL U.S. TREASURY OBLIGATIONS		218,874
WARRANTS — 0.1%
General Motors, Expires 12/31/15 *	7,644	6,108

TOTAL WARRANTS		6,108
TOTAL INVESTMENTS
(Cost $6,248,984) † — 93.7%		6,075,942
OTHER ASSETS AND LIABILITIES, NET — 6.3%		409,007
NET ASSETS — 100.0%		$6,484,949

25

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2015 (unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2015, is as follows(1):

					Unrealized
Settlement Date	Currency to Deliver		Currency to Receive		Depreciation
5/29/15	CAD	796,874	USD	655,179	$(5,073)

(1)	Counterparty is BNY Mellon.

For the period ended April 30, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $6,248,984 and the unrealized appreciation and depreciation were $77,207 and $(250,249), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $608,335 or 9.38% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors
*	Non-income producing security.
‡	Real Estate Investment Trust.

BNY — Bank of New York Mellon

CAD — Canadian Dollar

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PTY — Proprietary

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,959,070	$—	$1,959,070
Corporate Obligations	—	1,618,947	—	1,618,947
Common Stock	1,028,271	—	—	1,028,271
Registered Investment Companies	928,532	—	—	928,532
Preferred Stock	37,827	278,313	—	316,140
U.S. Treasury Obligations	—	218,874	—	218,874
Warrants	—	6,108	—	6,108
Total Investments in Securities	$1,994,630	$4,081,312	$—	$6,075,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Depreciation	$—	$(5,073)	$—	$(5,073)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.9% **
CONSUMER DISCRETIONARY — 12.3%
Brinker International	31,318	$1,734,078
Dana Holding	47,280	1,019,829
Express *	54,635	890,550
Iconix Brand Group *	28,230	742,731
Life Time Fitness *	14,899	1,065,278
Morningstar	19,102	1,449,651
Movado Group	19,536	572,014
PVH Corp.	9,954	1,028,746
Service International	58,679	1,624,235
Steven Madden *	40,437	1,577,852
Visteon *	11,129	1,128,481
		12,833,445
CONSUMER STAPLES — 1.5%
B&G Foods	50,374	1,531,370

ENERGY — 1.5%
Dril-Quip *	11,035	879,710
Oil States International *	15,305	728,365
		1,608,075
FINANCIALS — 26.0%
Arthur J Gallagher	34,716	1,660,466
Bank of Hawaii	32,643	1,971,311
BankUnited	73,423	2,412,680
Blackstone Mortgage Trust, Cl A ‡	44,289	1,361,001
Brookline Bancorp	131,261	1,413,681
Capitol Federal Financial	81,851	982,212
CBOE Holdings	12,997	731,341
CubeSmart ‡	44,471	1,025,946
CVB Financial	81,872	1,281,297
eHealth *	1,994	24,447
First Financial Bancorp	56,454	974,396
First Republic Bank	32,680	1,904,917
Huntington Bancshares	101,978	1,107,481
Investors Bancorp	181,115	2,144,402
LegacyTexas Financial Group	59,242	1,507,709
Liberty Property Trust ‡	37,629	1,310,994
NorthStar Realty Finance ‡	54,395	1,020,450
Northwest Bancshares	47,817	588,627
Texas Capital Bancshares *	28,671	1,509,815
Umpqua Holdings	71,732	1,220,161
Waddell & Reed Financial, Cl A	21,424	1,056,632
		27,209,966
HEALTH CARE — 12.4%
Alkermes PLC *	36,452	2,018,347
Bio-Rad Laboratories, Cl A *	8,175	1,099,129
Bio-Reference Labs *	43,785	1,450,159
Catamaran *	22,597	1,341,132
Integra LifeSciences Holdings *	29,955	1,760,755
Sirona Dental Systems *	11,862	1,100,201
Teleflex	9,044	1,112,050
Tornier *	13,518	349,711
WellCare Health Plans *	18,948	1,467,144
Wright Medical Group *	48,231	1,223,620
		12,922,248
INDUSTRIALS — 20.3%
AGCO	16,728	861,659
Allison Transmission Holdings, Cl A	49,578	1,521,053
Armstrong World Industries *	35,009	1,916,393
Curtiss-Wright	13,407	979,515
Genesee & Wyoming, Cl A *	14,917	1,386,535
Hexcel	37,738	1,892,561
Jacobs Engineering Group *	18,775	804,696
Masco	50,207	1,329,983
Mueller Industries	57,314	2,008,283
Mueller Water Products, Cl A	120,325	1,126,242
Simpson Manufacturing	26,934	882,897
Wabtec	22,502	2,116,313
Waste Connections	33,313	1,579,369
Werner Enterprises	48,583	1,305,425
Woodward	33,313	1,567,377
		21,278,301
INFORMATION TECHNOLOGY — 13.8%
ANSYS *	12,523	1,074,974
Check Point Software Technologies *	14,790	1,234,669
CommVault Systems *	35,416	1,620,282
Cypress Semiconductor	124,387	1,656,835
EVERTEC	68,415	1,418,243
Harmonic *	188,219	1,319,415
National Instruments	42,194	1,206,748
Total System Services	51,273	2,028,360
Ubiquiti Networks Inc.	18,100	517,117
Universal Display Corp. *	33,009	1,454,707
Veeco Instruments *	30,464	898,993
		14,430,343
MATERIALS — 7.0%
Chemtura *	32,283	972,687
Flotek Industries *	69,464	992,640
Methanex	20,076	1,208,776
Reliance Steel & Aluminum	18,430	1,192,790
Rock Tenn, Cl A	24,281	1,529,217
Silgan Holdings	27,333	1,472,429
		7,368,539
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks	19,158	270,894

UTILITIES — 3.8%
Great Plains Energy	54,921	1,437,832
Vectren	30,455	1,314,742
Westar Energy, Cl A	33,353	1,255,741
		4,008,315
TOTAL COMMON STOCK		103,461,496
TOTAL INVESTMENTS
(Cost $101,847,048) † — 98.9%		103,461,496
OTHER ASSETS AND LIABILITIES, NET — 1.1%		1,142,704
NET ASSETS — 100.0%		$104,604,200

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $101,847,048 and the unrealized appreciation and depreciation were $4,531,538 and $(2,917,090), respectively.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

27

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2015 (unaudited)

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.

 Notes to Financial Statements — April 30, 2015 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2015, there were no foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended April 30, 2015, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

29

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: June 22, 2015

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: June 22, 2015

* Print the name and title of each signing officer under his or her signature.